Summary of Significant Accounting Policies (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 TWD ($)	Dec. 31, 2023 TWD ($)	Dec. 31, 2022 TWD ($)
Summary of Significant Accounting Policies [Line Items]
Time deposit of interest rate	0.72%
Inventory impairment	$ 43,899	$ 21,621	$ 13,092
Contract assets
Revenues recognized
Segment reporting measure	Based on the criteria established by ASC 280, the Company’s chief operating decision maker (“CODM”) has been identified as the Chief Executive Officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Company.
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	Chief Executive Officer
Number of reportable segment	1
NT [Member]
Summary of Significant Accounting Policies [Line Items]
Federal reserve board of the unites states	32.79
US [Member]
Summary of Significant Accounting Policies [Line Items]
Federal reserve board of the unites states	1